Shareholders' equity - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $		$ 75.5		$ 18.8
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (shares)	12,500	12,500	12,500	12,500
Weighted average share price (in CAD per share) | $ / shares	$ 27.30		$ 27.30
Weighted average remaining contractual life of outstanding share options		4 months 24 days		1 year 4 months 24 days
Cash-settled RSU's
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Number of DSU's issued during the year (shares)		976,550		0
Sprott Inc. 2011 Employee Profit Sharing Plan Trust
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares held by the Trust (shares)	0	0	0	0
Equity-Settled RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of DSU's issued during the year (shares)		0		0